Earnings per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Basic earnings per common share:
Net income from continued operations	$ 9,571	$ 13,046	$ 27,683	$ 34,842
Income (loss) from discontinued operations		386	(351)	1,057
Less: Net income attributable to non-controlling interest	777	1,118	2,217	2,871
Net income (loss) allocated to common shareholders	$ 8,794	$ 12,314	$ 25,115	$ 33,028
Basic weighted average common shares outstanding	30,960,370	30,539,376	30,960,370	30,539,376
Earnings (loss) per share
Continuing operations	$ 0.28	$ 0.39	$ 0.82	$ 1.05
Discontinued operations		$ 0.01	$ (0.01)	$ 0.03